Investments, Debt Securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Marketable Debt Securities

	December 31,
	2025				2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value

Available-for-sale debt securities:
U.S. Treasury and other U.S. government agencies securities	$131,728	$100	$(111)	$131,717	$1,997	$—	$(9)	$1,988
Corporate debt securities	504,164	222	(251)	504,135	62,706	(*)	(362)	62,344
	635,892	322	(362)	635,852	64,703	—	(371)	64,332
Trading debt securities (**):
Debt securities issued by other governments				322,205				280,396

Total	$635,892	$322	$(362)	$958,057	$64,703	$—	$(371)	$344,728

Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value

	December 31, 2025
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Corporate debt securities	—	—	4,928	(50)	4,928	(50)

Total	$—	$—	$4,928	$(50)	$4,928	$(50)
NOTE 5:- MARKETABLE SECURITIES (Cont.)

	December 31, 2024
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

U.S. Treasury and other U.S. government agencies securities	$1,988	$(9)	$—	$—	$1,988	$(9)
Corporate debt securities	55,458	(181)	6,135	(181)	61,593	(362)

Total	$57,446	$(190)	$6,135	$(181)	$63,581	$(371)

Investments Classified by Contractual Maturity Date

	Amortized Cost	Fair Value

Due within one year	$161,656	$161,654
Due between one and five years	474,236	474,198

Total	$635,892	$635,852

Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	$ 0	$ 57,446
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	(190)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	4,928	6,135
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(50)	(181)
Debt Securities, Available-for-sale, Unrealized Loss Position	4,928	63,581
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(50)	(371)
Amortized cost	635,892	64,703
Gross unrealized gains	322	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	362	371
Debt Securities, Available-for-Sale	635,852	64,332
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, Year One	161,656
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year One Through Five	474,236
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	161,654
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	474,198
US Treasury and Government
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months		1,988
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		(9)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer		0
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0
Debt Securities, Available-for-sale, Unrealized Loss Position		1,988
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss		(9)
Amortized cost	131,728	1,997
Gross unrealized gains	100	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	111	9
Debt Securities, Available-for-Sale	131,717	1,988
Debt Security, Government, Non-US [Member]
Debt Securities, Trading	322,205	280,396
Corporate Debt Securities
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	0	55,458
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	(181)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	4,928	6,135
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(50)	(181)
Debt Securities, Available-for-sale, Unrealized Loss Position	4,928	61,593
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(50)	(362)
Amortized cost	504,164	62,706
Gross unrealized gains	222
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	251	362
Debt Securities, Available-for-Sale	$ 504,135	$ 62,344